RELATED PARTY TRANSACTIONS - Finance costs (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Total	Rp 1,291	Rp 968	Rp 1,292
% of total finance costs	36.64%	34.95%	45.98%
Ministry of Finance
Transactions with related parties
Total	Rp 41	Rp 54	Rp 64
% of total finance costs	1.16%	1.95%	2.28%
State-owned banks
Transactions with related parties
Total	Rp 1,140	Rp 820	Rp 1,228
% of total finance costs	32.36%	29.61%	43.70%
SMI
Transactions with related parties
Total	Rp 110	Rp 94
% of total finance costs	3.12%	3.39%